INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of September 30,
	2018	2017
Land use rights, cost	$579,695	$598,293
Software, cost	506,600	5,780
Less: accumulated amortization	(148,074)	(140,902)
Intangible assets, net	$938,221	$463,171